Introduction and overview of Group's risk management - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	$ 5,384.9
Contractual undiscounted cash flows, total		$ 5,724.3
Maximum debt amount	3,600.0	3,700.0
Borrowing capacity utilized	3,200.0	3,400.0
Assets and liabilities classified as held for sale
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	828.5
Foreign exchange swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, derivative liabilities		14.5
Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	173.4	232.9
Payroll and other related statutory liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	44.1	42.8
Other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	91.9	84.8
Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	3,766.7	4,218.3
Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	1,308.8	1,131.0
Within one year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	873.0
Contractual undiscounted cash flows, total		775.5
Within one year | Foreign exchange swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, derivative liabilities		14.5
Within one year | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	173.4	232.9
Within one year | Payroll and other related statutory liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	44.1	42.8
Within one year | Other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	75.3	79.6
Within one year | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	465.6	313.3
Within one year | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	114.6	92.4
2-3 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	1,676.9
Contractual undiscounted cash flows, total		1,355.3
2-3 years | Other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	16.6	5.2
2-3 years | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	1,433.6	1,170.3
2-3 years | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	226.7	179.8
4-5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	1,350.4
Contractual undiscounted cash flows, total		2,044.3
4-5 years | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	1,155.8	1,870.6
4-5 years | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	194.6	173.7
Over 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	1,484.6
Contractual undiscounted cash flows, total		1,549.2
Over 5 years | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	711.7	864.1
Over 5 years | Lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual undiscounted cash flows, non-derivative liabilities	$ 772.9	$ 685.1